Commitments (Detail Textuals 1) (USD $)		6 Months Ended	12 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Mar. 30, 2012 Rights	Jun. 30, 2014 Employment Agreements President and Chief Executive Officer	Dec. 31, 2013 Employment Agreements President and Chief Executive Officer	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer	Apr. 24, 2014 Employment Agreements President and Chief Executive Officer	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer Rights	Jun. 30, 2014 Employment Agreements Vice-President and Secretary	Dec. 31, 2013 Employment Agreements Vice-President and Secretary	Dec. 31, 2012 Employment Agreements Vice-President and Secretary	Dec. 31, 2012 Employment Agreements Vice-President and Secretary Rights	Jun. 30, 2014 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2013 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary		$ 125,000	$ 125,000	$ 125,000			$ 100,000	$ 100,000	$ 100,000		$ 80,000	$ 80,000	$ 80,000
Accrued officer's compensation		247,964	398,154	273,154	187,691		171,575	163,575	145,658		165,883	165,833	102,550
Total amount payable to officer				403,413					63,088
Accrued but unpaid officer's compensation				155,921					11,591				31,250
Principal and interest amount of promissory notes owed by company to officer				$ 247,492					$ 51,497
Number of rights issued to officer						322,730				50,470				25,000
Number of common stock shares to be purchased under rights	3,181,837					322,730				50,470				25,000
Subscription price	$ 1.25					$ 1.25				$ 1.25				$ 1.25